Convertible Promissory Notes (Details) - Schedule of Convertible Promissory Notes - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Convertible Promissory Notes [Abstract]
Face value of convertible promissory notes issued from July to December 2022 (note i)	$ 5,502,927	$ 5,502,927
Face value of convertible promissory note issued in November 2023 (note ii)	15,000,000
Debt discount to other reserves	(2,544,840)
Derivatives embedded in the convertible promissory note issued (Note 21)	(2,038,600)	(589,600)
Liability component on initial recognition	15,919,487	4,913,327
Converted to shares in the Company	(600,000)
Redeemed through the conversion to eGlass shares	(4,902,927)
Interest accrued	727,440	204,846
Carrying value as at end of year	$ 11,144,000	$ 5,118,173